Note 10 - Stock-based Compensation - Stock Options Outstanding (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)	Dec. 31, 2014 CAD ($)
Statement Line Items [Line Items]
Options outstanding	2,344,000	2,005,000	2,005,000	1,689,000	1,374,000
Options outstanding, weighted average contractual life	7.7
Options outstanding, weighted average exercise price	$ 3.46	$ 4.31	$ 4.31	$ 4.54	$ 5.13
Options exercisable	1,293,000
Options exercisable, weighted average exercise price	$ 4.70
Range one [member]
Statement Line Items [Line Items]
Options outstanding	241,000
Options outstanding, weighted average contractual life	9.4
Options outstanding, weighted average exercise price	$ 1.05
Options exercisable
Options exercisable, weighted average exercise price
Range one [member] | Bottom of range [member]
Statement Line Items [Line Items]
Range of exercise prices	1.03
Range one [member] | Top of range [member]
Statement Line Items [Line Items]
Range of exercise prices	$ 1.15
Range two [member]
Statement Line Items [Line Items]
Options outstanding	527,000
Options outstanding, weighted average contractual life	9.2
Options outstanding, weighted average exercise price	$ 1.26
Options exercisable	7,000
Options exercisable, weighted average exercise price	$ 1.70
Range two [member] | Bottom of range [member]
Statement Line Items [Line Items]
Range of exercise prices	1.16
Range two [member] | Top of range [member]
Statement Line Items [Line Items]
Range of exercise prices	$ 1.86
Range three [member]
Statement Line Items [Line Items]
Options outstanding	444,000
Options outstanding, weighted average contractual life	7.8
Options outstanding, weighted average exercise price	$ 3.11
Options exercisable	263,000
Options exercisable, weighted average exercise price	$ 3.30
Range three [member] | Bottom of range [member]
Statement Line Items [Line Items]
Range of exercise prices	1.87
Range three [member] | Top of range [member]
Statement Line Items [Line Items]
Range of exercise prices	$ 4.37
Range four [member]
Statement Line Items [Line Items]
Options outstanding	614,000
Options outstanding, weighted average contractual life	6.4
Options outstanding, weighted average exercise price	$ 4.61
Options exercisable	614,000
Options exercisable, weighted average exercise price	$ 4.60
Range four [member] | Bottom of range [member]
Statement Line Items [Line Items]
Range of exercise prices	4.38
Range four [member] | Top of range [member]
Statement Line Items [Line Items]
Range of exercise prices	$ 5.08
Range five [member]
Statement Line Items [Line Items]
Options outstanding	518,000
Options outstanding, weighted average contractual life	6.9
Options outstanding, weighted average exercise price	$ 5.79
Options exercisable	409,000
Options exercisable, weighted average exercise price	$ 5.90
Range five [member] | Bottom of range [member]
Statement Line Items [Line Items]
Range of exercise prices	5.09
Range five [member] | Top of range [member]
Statement Line Items [Line Items]
Range of exercise prices	$ 34.37